Income Taxes - Schedule of Deferred Tax Assets and Liabilities (Details) (USD $)	May 21, 2014
Income Tax Disclosure [Abstract]
NOL Deferred Tax Asset	$ 29,327
Valuation allowance	(29,327)
Deferred Tax Assets, Net of Valuation Allowance	$ 0